Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Basic and diluted net income loss per share	$ 0.35	$ (0.08)
Class B Common Stock
Basic and diluted net income loss per share	$ 0.35	$ (0.08)